Investment Strategy - Davis Fundamental ETF Trust	Oct. 31, 2025
Davis Select U.S. Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks issued by large companies with market capitalizations of at least $10 billion. Under normal market conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities issued by U.S. companies. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund’s portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund may invest a portion of its assets in financial services companies. The Fund may also invest in mid- and small-capitalization companies, which the Fund considers to be those companies with less than $10 billion in market capitalization. The Fund may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities issued by U.
Davis Select International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts (as defined below)) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.S.; (2) whose primary trading market is located outside the U.S.; or (3) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Strategy Portfolio Concentration [Text]	The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.
Davis Select Worldwide ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts (as defined below)) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.S.; (2) whose primary trading market is located outside the U.S.; or (3) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Strategy Portfolio Concentration [Text]	The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.
Davis Select Financial ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in securities issued by companies principally engaged in the financial services sector. The Fund is non- diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund’s portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund invests, principally, in common stocks (including indirect holdings of common stock through Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies are classified by GICS based on their principal business activity. Revenue is a key factor in determining a firm’s principal business activity. Financial services companies include those with their principal business activity in one of the following areas: banks, financial services, consumer finance, capital markets, insurance, and mortgage REITs.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Strategy Portfolio Concentration [Text]	(“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in securities issued by companies principally engaged in the financial services sector.